UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2022

Item 1. Reports to Stockholders

Semiannual report

US equity mutual fund

Delaware Mid Cap Value Fund

April 30, 2022

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Mid Cap Value Fund at delawarefunds.com/literature.

Manage your account online
●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from November 1, 2021 to April 30, 2022 (Unaudited)

The investment objective of the Fund is to seek capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from November 1, 2021 to April 30, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from November 1, 2021 to April 30, 2022 (Unaudited)

Delaware Mid Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/21	4/30/22	Expense Ratio	11/1/21 to 4/30/22*
Actual Fund return†
Class A	$1,000.00	$968.10	1.14%	$5.56
Class C	1,000.00	964.60	1.89%	9.21
Class R	1,000.00	966.90	1.39%	6.78
Institutional Class	1,000.00	970.10	0.89%	4.35
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.14	1.14%	$5.71
Class C	1,000.00	1,015.42	1.89%	9.44
Class R	1,000.00	1,017.90	1.39%	6.95
Institutional Class	1,000.00	1,020.38	0.89%	4.46

*	“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation and top 10
equity holdings
Delaware Mid Cap Value Fund	As of April 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stocks	97.60%
Basic Industry	8.96%
Consumer Discretionary	11.98%
Consumer Staples	3.09%
Energy	7.69%
Financial Services	19.31%
Healthcare	5.57%
Industrials	11.76%
Real Estate Investment Trusts	7.84%
Technology	11.40%
Transportation	2.61%
Utilities	7.39%
Short-Term Investments	1.97%
Total Value of Securities	99.57%
Receivables and Other Assets Net of Liabilities	0.43%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Hess	2.41%
Raymond James Financial	2.18%
Marathon Oil	2.06%
East West Bancorp	1.97%
Huntsman	1.90%
KBR	1.87%
Quanta Services	1.82%
Synopsys	1.78%
Hartford Financial Services Group	1.75%
Synchrony Financial	1.48%

Schedule of investments
Delaware Mid Cap Value Fund	April 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 97.60%
Basic Industry – 8.96%
Alcoa	6,600	$447,480
Axalta Coating Systems †	11,750	298,097
Berry Global Group †	11,951	673,439
Celanese	4,100	602,454
Crown Holdings	4,800	528,192
Graphic Packaging Holding	33,650	733,570
Huntsman	32,900	1,114,323
Louisiana-Pacific	7,100	458,092
Newmont	5,500	400,675
		5,256,322
Consumer Discretionary – 11.98%
Aptiv †	4,000	425,600
AutoZone †	272	531,888
Cable One	190	221,578
Capri Holdings †	7,600	362,520
Darden Restaurants	3,850	507,161
Dollar Tree †	4,100	666,045
DR Horton	10,050	699,379
Hasbro	5,000	440,300
Johnson Controls International	9,218	551,882
Marriott International Class A †	4,870	864,522
Nexstar Media Group Class A	2,500	396,050
Polaris	4,100	389,254
Ross Stores	4,500	448,965
Stanley Black & Decker	4,350	522,652
		7,027,796
Consumer Staples – 3.09%
Campbell Soup	4,600	217,212
Conagra Brands	10,950	382,484
Kellogg	5,700	390,450
Tyson Foods Class A	4,550	423,878
US Foods Holding †	10,550	396,891
		1,810,915
Energy – 7.69%
Coterra Energy	25,800	742,782
Devon Energy	10,400	604,968
Hess	13,750	1,417,212
Marathon Oil	48,550	1,209,866
Valero Energy	4,800	535,104
		4,509,932

	Number of
	shares	Value (US $)
Common Stocks (continued)
Financial Services – 19.31%
Affiliated Managers Group	3,800	$477,166
Allstate	6,650	841,491
Assurant	4,100	745,708
East West Bancorp	16,200	1,155,060
Globe Life	5,375	527,180
Hancock Whitney	14,200	664,134
Hartford Financial Services Group	14,650	1,024,474
KeyCorp	44,850	866,054
Raymond James Financial	13,100	1,276,726
Reinsurance Group of America	6,450	692,214
Signature Bank	2,150	520,838
State Street	6,500	435,305
Synchrony Financial	23,550	866,875
Synovus Financial	14,000	581,560
Western Alliance Bancorp	8,600	654,546
		11,329,331
Healthcare – 5.57%
AmerisourceBergen	4,350	658,111
Quest Diagnostics	4,250	568,820
Service Corp. International	6,250	410,063
STERIS	2,900	649,745
Syneos Health †	4,900	358,141
Zimmer Biomet Holdings	5,150	621,862
		3,266,742
Industrials – 11.76%
AECOM	10,600	747,936
AMETEK	3,000	378,780
CACI International Class A †	1,300	344,890
Gates Industrial †	24,850	316,838
ITT	8,200	575,804
KBR	22,310	1,098,321
ManpowerGroup	3,700	333,740
Oshkosh	5,700	526,908
Quanta Services	9,200	1,067,016
Regal Rexnord	3,200	407,168
United Rentals †	1,500	474,780
WESCO International †	5,100	628,626
		6,900,807

Schedule of investments
Delaware Mid Cap Value Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Real Estate Investment Trusts – 7.84%
Apartment Income REIT	11,227	$552,032
Brandywine Realty Trust	32,400	378,108
Host Hotels & Resorts	22,300	453,805
Kimco Realty	28,600	724,438
Life Storage	4,325	573,019
Outfront Media	20,700	529,920
Spirit Realty Capital	15,600	677,820
VICI Properties	23,768	708,536
		4,597,678
Technology – 11.40%
Agilent Technologies	6,350	757,364
Avnet	7,579	330,899
Ciena †	9,500	524,115
Concentrix	3,000	472,440
Fiserv †	2,550	249,696
Flex †	38,050	627,445
Keysight Technologies †	4,725	662,776
ON Semiconductor †	9,750	508,073
Qorvo †	4,700	534,766
Synopsys †	3,650	1,046,783
Teradyne	7,300	769,858
Western Digital †	3,800	201,666
		6,685,881
Transportation – 2.61%
JB Hunt Transport Services	2,650	452,753
Kirby †	6,500	423,800
Southwest Airlines †	14,000	654,080
		1,530,633
Utilities – 7.39%
CMS Energy	10,400	714,376
Edison International	9,100	625,989
MDU Resources Group	13,000	334,880
NRG Energy	15,800	567,220
Public Service Enterprise Group	12,350	860,301
WEC Energy Group	5,500	550,275
Xcel Energy	9,300	681,318
		4,334,359
Total Common Stocks (cost $37,843,454)		57,250,396

	Number of
	shares	Value (US $)
Short-Term Investments – 1.97%
Money Market Mutual Funds – 1.97%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.31%)	289,094	$289,094
Fidelity Investments Money Market Government Portfolio –
Class I (seven-day effective yield 0.16%)	289,094	289,094
GS Financial Square Government Fund – Institutional Shares
(seven-day effective yield 0.32%)	289,094	289,094
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.30%)	289,094	289,094
Total Short-Term Investments (cost $1,156,376)		1,156,376
Total Value of Securities–99.57%
(cost $38,999,830)		$58,406,772

†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs
REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Mid Cap Value Fund	April 30, 2022 (Unaudited)

Assets:
Investments, at value*	$58,406,772
Cash	5,671
Receivable for securities sold	184,519
Receivable for fund shares sold	180,810
Dividends receivable	34,354
Foreign tax reclaims receivable	1,184
Other assets	449
Total Assets	58,813,759
Liabilities:
Payable for fund shares redeemed	49,911
Investment management fees payable to affiliates	26,297
Audit and tax fees payable	15,632
Accounting and administration expenses payable to non-affiliates	15,299
Legal fees payable to non-affiliates	12,005
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	11,369
Reports and statements to shareholders expenses payable to non-affiliates	10,243
Distribution fees payable to affiliates	6,671
Other accrued expenses	4,659
Custody fees payable	1,777
Dividend disbursing and transfer agent fees and expenses payable to
affiliates	471
Accounting and administration expenses payable to affiliates	469
Trustees’ fees and expenses payable to affiliates	152
Legal fees payable to affiliates	64
Reports and statements to shareholders expenses payable to affiliates	37
Total Liabilities	155,056
Total Net Assets	$58,658,703

Net Assets Consist of:
Paid-in capital	$39,420,288
Total distributable earnings (loss)	19,238,415
Total Net Assets	$58,658,703

Net Asset Value

Class A:
Net assets	$14,542,604
Shares of beneficial interest outstanding, unlimited authorization, no par	1,855,864
Net asset value per share	$7.84
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales
charge)	$8.32

Class C:
Net assets	$3,993,505
Shares of beneficial interest outstanding, unlimited authorization, no par	559,350
Net asset value per share	$7.14

Class R:
Net assets	$241,633
Shares of beneficial interest outstanding, unlimited authorization, no par	30,878
Net asset value per share	$7.83

Institutional Class:
Net assets	$39,880,961
Shares of beneficial interest outstanding, unlimited authorization, no par	5,089,834
Net asset value per share	$7.84
____________________
* Investments, at cost	$38,999,830

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Mid Cap Value Fund	Six months ended April 30, 2022 (Unaudited)

Investment Income:
Dividends	$612,142

Expenses:
Management fees	237,052
Distribution expenses — Class A	18,186
Distribution expenses — Class C	25,431
Distribution expenses — Class R	574
Registration fees	35,782
Dividend disbursing and transfer agent fees and expenses	33,062
Accounting and administration expenses	24,156
Audit and tax fees	15,886
Reports and statements to shareholders expenses	14,430
Legal fees	13,348
Custodian fees	1,735
Trustees’ fees and expenses	1,133
Other	7,184
427,959
Less expenses waived	(101,906)
Less expenses paid indirectly	(35)
Total operating expenses	326,018
Net Investment Income	286,124
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,205,647
Net change in unrealized appreciation (depreciation) of investments	(4,483,405)
Net Realized and Unrealized Loss	(2,277,758)
Net Decrease in Net Assets Resulting from Operations	$(1,991,634)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Mid Cap Value Fund

	Six months
	ended
	4/30/22	Year ended
	(Unaudited)	10/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$286,124	$1,238,865
Net realized gain	2,205,647	6,803,513
Net change in unrealized appreciation (depreciation)	(4,483,405)	24,055,839
Net increase (decrease) in net assets resulting from
operations	(1,991,634)	32,098,217

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(226,638)	(58,546)
Class C	(83,839)	(4,116)
Class R	(1,802)	(2,383)
Institutional Class	(779,264)	(770,040)
	(1,091,543)	(835,085)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,851,627	7,902,041
Class C	1,972,681	2,396,253
Class R	72,388	174,701
Institutional Class	4,740,786	10,216,482
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	226,485	58,536
Class C	82,570	4,116
Class R	1,802	2,383
Institutional Class	695,090	715,674
	9,643,429	21,470,186

Statements of changes in net assets
Delaware Mid Cap Value Fund

	Six months
	ended
	4/30/22	Year ended
	(Unaudited)	10/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(835,414)	$(4,091,297)
Class C	(2,009,575)	(430,178)
Class R	(22,493)	(399,615)
Institutional Class	(8,891,918)	(56,918,622)
	(11,759,400)	(61,839,712)
Decrease in net assets derived from capital share
transactions	(2,115,971)	(40,369,526)
Net Decrease in Net Assets	(5,199,148)	(9,106,394)
Net Assets:
Beginning of period	63,857,851	72,964,245
End of period	$58,658,703	$63,857,851

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]	Year ended
(Unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
$8.23	$5.48	$6.27	$5.94	$6.23	$5.09

0.03	0.11	0.05	0.02	0.03	0.02
(0.29)	2.69	(0.83)	0.52	(0.24)	1.20
(0.26)	2.80	(0.78)	0.54	(0.21)	1.22

(0.13)	(0.05)	(0.01)	(0.02)	(0.02)	(0.03)
—	—	—	(0.19)	(0.06)	(0.05)
(0.13)	(0.05)	(0.01)	(0.21)	(0.08)	(0.08)

$7.84	$8.23	$5.48	$6.27	$5.94	$6.23

(3.19% )	51.43%	(12.53% )	9.99%	(3.45% )	24.17%

$14,543	$14,036	$6,913	$9,758	$10,377	$7,887
1.14%	1.14%	1.14%	1.17%	1.25%	1.25%
1.46%	1.41%	1.45%	2.06%	2.34%	2.86%
0.80%	1.39%	0.86%	0.39%	0.40%	0.42%
0.48%	1.12%	0.55%	(0.50% )	(0.69% )	(1.19% )
9%	19%	43%	12%	20%	24%

Financial highlights
Delaware Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]	Year ended
(Unaudited)	10/31/21	10/31/20		10/31/19	10/31/18	10/31/17
$7.51	$5.01	$5.78		$5.51	$5.81	$4.76

—[3]	0.04	0.01		(0.02)	(0.02)	(0.02)
(0.26)	2.47	(0.78)		0.48	(0.22)	1.12
(0.26)	2.51	(0.77)		0.46	(0.24)	1.10

(0.11)	(0.01)	—		—	—	—
—	—	—		(0.19)	(0.06)	(0.05)
(0.11)	(0.01)	—		(0.19)	(0.06)	(0.05)

$7.14	$7.51	$5.01		$5.78	$5.51	$5.81

(3.54% )	50.25%	(13.32%	)	9.25%	(4.26% )	23.30%

$3,993	$4,186	$1,454		$1,994	$1,837	$1,619
1.89%	1.89%	1.89%		1.92%	2.00%	2.00%
2.21%	2.16%	2.20%		2.81%	3.09%	3.61%
0.05%	0.64%	0.11%		(0.36% )	(0.35% )	(0.33% )
(0.27% )	0.37%	(0.20%	)	(1.25% )	(1.44% )	(1.94% )
9%	19%	43%		12%	20%	24%

Financial highlights
Delaware Mid Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
4/30/22[1]	Year ended
(Unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
$8.17	$5.44	$6.25	$5.93	$6.22	$5.08

0.02	0.08	0.03	0.01	0.01	0.01
(0.29)	2.70	(0.84)	0.51	(0.23)	1.20
(0.27)	2.78	(0.81)	0.52	(0.22)	1.21

(0.07)	(0.05)	—	(0.01)	(0.01)	(0.02)
—	—	—	(0.19)	(0.06)	(0.05)
(0.07)	(0.05)	—	(0.20)	(0.07)	(0.07)

$7.83	$8.17	$5.44	$6.25	$5.93	$6.22

(3.31% )	51.25%	(12.96% )	9.69%	(3.66% )	23.96%

$242	$202	$283	$225	$49	$31
1.39%	1.39%	1.39%	1.42%	1.50%	1.50%
1.71%	1.66%	1.70%	2.31%	2.59%	3.11%
0.55%	1.14%	0.61%	0.14%	0.15%	0.17%
0.23%	0.87%	0.30%	(0.75% )	(0.94% )	(1.44% )
9%	19%	43%	12%	20%	24%

Financial highlights
Delaware Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/22[1]	Year ended
(Unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
$8.23	$5.48	$6.28	$5.95	$6.24	$5.10

0.04	0.12	0.06	0.04	0.04	0.04
(0.28)	2.70	(0.84)	0.51	(0.23)	1.19
(0.24)	2.82	(0.78)	0.55	(0.19)	1.23

(0.15)	(0.07)	(0.02)	(0.03)	(0.04)	(0.04)
—	—	—	(0.19)	(0.06)	(0.05)
(0.15)	(0.07)	(0.02)	(0.22)	(0.10)	(0.09)

$7.84	$8.23	$5.48	$6.28	$5.95	$6.24

(2.99% )	51.85%	(12.46% )	10.29%	(3.21% )	24.42%

$39,881	$45,434	$64,314	$16,190	$9,804	$3,159
0.89%	0.89%	0.89%	0.92%	1.00%	1.00%
1.21%	1.16%	1.20%	1.81%	2.09%	2.61%
1.05%	1.64%	1.11%	0.64%	0.65%	0.67%
0.73%	1.37%	0.80%	(0.25% )	(0.44% )	(0.94% )
9%	19%	43%	12%	20%	24%

Notes to financial statements
Delaware Mid Cap Value Fund	April 30, 2022 (Unaudited)

Delaware Group® Equity Funds I (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Mid Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; and or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2022 and for all open tax years (years ended October 31, 2018–October 31, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended April 30, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2022.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding

Notes to financial statements
Delaware Mid Cap Value Fund

1. Significant Accounting Policies (continued)

expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2022, the Fund earned $35 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.89% of the Fund’s average daily net assets from November 1, 2021 through April 30, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2022, the Fund was charged $3,261 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first

$20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2022, the Fund was charged $2,862 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. These fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended April 30, 2022, the Fund was charged $1,129 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2022, DDLP earned $2,341 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2022, DDLP received gross CDSC commissions of $410 and $287 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from February 26, 2021 through February 28, 2023.

Notes to financial statements
Delaware Mid Cap Value Fund

3. Investments

For the six months ended April 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$5,777,633
Sales	8,933,054

At April 30, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2022, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$38,999,830
Aggregate unrealized appreciation of investments	$20,228,981
Aggregate unrealized depreciation of investments	(822,039)
Net unrealized appreciation of investments	$19,406,942

At October 31, 2021, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$1,308,197	$—	$1,308,197

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2022:

Level 1
Securities
Assets:
Common Stocks	$57,250,396
Short-Term Investments	1,156,376
Total Value of Securities	$58,406,772

During the six months ended April 30, 2022, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. During the six months ended April 30, 2022, there were no Level 3 investments.

Notes to financial statements
Delaware Mid Cap Value Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/22	10/31/21
Shares sold:
Class A	223,032	1,026,869
Class C	257,556	328,965
Class R	8,625	23,305
Institutional Class	566,340	1,407,703

Shares issued upon reinvestment of dividends and distributions:
Class A	27,927	9,019
Class C	11,143	689
Class R	222	369
Institutional Class	85,814	110,443
	1,180,659	2,907,362

Shares redeemed:
Class A	(101,133)	(591,814)
Class C	(266,596)	(62,523)
Class R	(2,736)	(50,930)
Institutional Class	(1,080,782)	(7,727,879)
	(1,451,247)	(8,433,146)
Net decrease	(270,588)	(5,525,784)

Certain shareholders may exchange shares of one class for shares of another class in the same fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2022 and the year ended October 31, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended
4/30/22	—	2,413	306	1,892	$18,232
Year ended
10/31/21	3,085	9,128	8,375	3,080	77,661

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of April 30, 2022, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies,

Notes to financial statements
Delaware Mid Cap Value Fund

6. Securities Lending (continued)

instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended March 31, 2022, the Fund had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund's performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies.

Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended April 30, 2022. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2022, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in the Fund's financial statements.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital
Management, LLC

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children's Mercy Hospitals and Clinics	Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Mid Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS I

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2022